DERIVATIVE ROYALTY ASSET (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Royalty Asset [Abstract]
Disclosure of detailed information about changes in derivative royalty asset [Table Text Block]
Derivative royalty asset
As at December 31, 2021	$4,034
Payments received or due under derivative royalty asset	(2,384)
Mark-to-market gain on derivative royalty asset	532
As at December 31, 2022	$2,182
Payments received or due under derivative royalty asset	(2,866)
Mark-to-market gain on derivative royalty asset	684
As at December 31, 2023	$-